RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Summary of capital and operating costs charged to pipeline systems by related party

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017	2016

Capital and operating costs charged by TransCanada’s subsidiaries to:
Great Lakes (a)	8	7
Northern Border (a)	10	6
PNGTS (a) (c)	2	2
GTN (a)	7	6
Bison (b)	1	(1)
North Baja	1	1
Tuscarora	1	1
Impact on the Partnership’s net income:
Great Lakes	3	3
Northern Border	3	3
PNGTS (c)	1	1
GTN	7	5
Bison	1	1
North Baja	1	1
Tuscarora	1	1

(a)	Represents 100 percent of the costs.
(b)	In March 2016, Bison sold excess pipe (at cost ) to an affiliate.
(c)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

Year ended December 31 (millions of dollars)	2016	2015	2014

Capital and operating costs charged by TransCanada’s subsidiaries to:
Great Lakes (a)	30	30	30
Northern Border (a)	32	36	35
PNGTS (a) (b)	8	8	8
GTN (a) (c)	27	30	30
Bison (a) (d)	2	4	6
North Baja	4	5	5
Tuscarora	5	4	4
Impact on the Partnership’s net income attributable to controlling interests:
Great Lakes	13	13	13
Northern Border	12	14	16
PNGTS (b)	5	5	5
GTN (c)	24	25	19
Bison (d)	3	4	4
North Baja	4	5	4
Tuscarora	4	4	4

Summary of amount payable to related party for costs charged

(unaudited)
(millions of dollars)	March 31, 2017	December 31, 2016

Net amounts payable to TransCanada’s subsidiaries is as follows:
Great Lakes (a)	3	4
Northern Border (a)	3	4
PNGTS (a) (c)	1	1
GTN	3	3
Bison	––	1
North Baja	––	1
Tuscarora	1	1

(a)	Represents 100 percent of the costs.
(b)	In March 2016, Bison sold excess pipe (at cost ) to an affiliate.
(c)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

December 31 (millions of dollars)	2016	2015
Amount payable to TransCanada’s subsidiaries for costs charged in the year by:
Great Lakes (a)	4	3
Northern Border (a)	4	5
PNGTS (a) (b)	1	3
GTN	3	3
Bison	1	—
North Baja	1	—
Tuscarora	1	1

(a)	Represents 100 percent of the costs.
(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(c)	In 2015, the Partnership acquired the remaining 30 percent interest in GTN (Refer to Note 6).
(d)	In 2014, the Partnership acquired the remaining 30 percent interest in Bison (Refer to Note 6).